Cost of sales and administrative expenses	12 Months Ended
Apr. 30, 2025
Cost Of Sales And Administrative Expenses
Cost of sales and administrative expenses

20. Cost of sales and administrative expenses

	April 30, 2023	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	SGD	USD
Cost of sales include the following:
Subcontractors’ charges	13,943,481	11,248,967	7,184,250	5,503,486
Employee benefits expense
- Salaries and related costs	1,194,115	1,468,350	1,755,522	1,344,815

Administrative expenses include the following:
Employee benefits expense
- Salaries and related costs	855,265	646,290	1,014,897	777,461
- Defined contribution plan	142,569	143,425	187,915	143,952
- Staff welfare	28,729	35,675	53,550	41,022
Legal and professional fees	52,897	101,608	529,059	405,285
	1,079,460	926,998	1,785,421	1,367,720